Significant Accounting Policies, Commissions (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Commissions [Abstract]
Address commissions	$ 424	$ 1,113